Average Annual Total Returns - 1290 Retirement 2045 Fund	Mar. 01, 2021
SPTargetDate2045Indexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	13.66%
Since Inception	10.82%
Class I Shares
Average Annual Return:
1 Year	7.79%
Since Inception	9.35%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.39%
Since Inception	8.34%
Inception Date	Feb. 27, 2017
Class I Shares | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	5.04%
Since Inception	6.91%
Inception Date	Feb. 27, 2017